Schedule of Trading Securities (Details) - Related Party [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value	$ 326,135
Cost basis	345,893
Unrealized losses	$ 19,758
Shares held	190,722